Shareholders' equity and share-based payments - Dividend (Details) - € / shares	Feb. 07, 2024	Oct. 25, 2023	Jul. 26, 2023	Apr. 26, 2023
Dividend
Dividend for the 2023 fiscal year, to be submitted at shareholders' meeting (in Euros per share)	€ 3.01
Final dividend proposed by Board of Directors (in Euros per share)	€ 0.79
Dividend recognised (in Euros per share)		€ 0.74	€ 0.74	€ 0.74